Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | IRB Holding Corp.06/15/2025 7.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | HUB International, Ltd.06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Alliant Holdings Intermediate LLC/Co-Issuer10/15/2027 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Tenet Healthcare Corp.02/01/2027 6.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | UKG, Inc.02/10/2031 8.573% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | NextEra Energy Partners LP06/15/2026 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Provident Funding Associates LP/Finance Corp.06/15/2025 6.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Rocket Mortgage LLC/Co-Issuer, Inc.10/15/2033 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Venture Global Calcasieu Pass LLC11/01/2033 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Clear Channel Worldwide Holdings, Inc.08/15/2027 5.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | IRB Holding Corp.06/15/2025 7.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | HUB International, Ltd.06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Alliant Holdings Intermediate LLC/Co-Issuer10/15/2027 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Tenet Healthcare Corp.02/01/2027 6.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | UKG, Inc.02/10/2031 8.573% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | NextEra Energy Partners LP06/15/2026 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Provident Funding Associates LP/Finance Corp.06/15/2025 6.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Rocket Mortgage LLC/Co-Issuer, Inc.10/15/2033 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Venture Global Calcasieu Pass LLC11/01/2033 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Clear Channel Worldwide Holdings, Inc.08/15/2027 5.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | IRB Holding Corp.06/15/2025 7.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | HUB International, Ltd.06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Alliant Holdings Intermediate LLC/Co-Issuer10/15/2027 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Tenet Healthcare Corp.02/01/2027 6.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | UKG, Inc.02/10/2031 8.573% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | NextEra Energy Partners LP06/15/2026 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Provident Funding Associates LP/Finance Corp.06/15/2025 6.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Rocket Mortgage LLC/Co-Issuer, Inc.10/15/2033 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Venture Global Calcasieu Pass LLC11/01/2033 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Clear Channel Worldwide Holdings, Inc.08/15/2027 5.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%